UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus Fund (EFF)

Semiannual Report

November 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2016

Eaton Vance

Floating-Rate Income Plus Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Officers and Trustees	30

Important Notices	31

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Kathleen C. Gaffney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/28/2013	9.22%	15.63%	—	4.79%
Fund at Market Price	—	10.97	23.75	—	2.66
S&P/LSTA Leveraged Loan Index	—	4.22%	7.76%	4.97%	3.66%

% Premium/Discount to NAV[3]
					–6.78%

Distributions[4]
Total Distributions per share for the period					$0.512
Distribution Rate at NAV					5.74%
Distribution Rate at Market Price					6.16%

% Total Leverage[5]
Borrowings					25.05%
Variable Rate Term Preferred Shares (VRTP Shares)					9.33

Fund Profile

Credit Quality (% of bonds, loans and mortgage-backed securities)6

Asset Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed- End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]	Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
[6]	Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

[7]	Other represents any investment type less than 1.0% of total investments. Asset allocation as a percentage of the Fund’s net assets amounted to 157.0%.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 135.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 3.3%
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	$1,345	$1,204,966
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020	1,358	1,360,766
Term Loan, 3.83%, Maturing June 4, 2021	464	465,441
Term Loan, 3.75%, Maturing June 9, 2023	1,100	1,102,962
Wesco Aircraft Hardware Corp.
Term Loan, 3.04%, Maturing September 23, 2021	225	223,031

		$4,357,166

Air Transport — 0.5%
Virgin America, Inc.
Term Loan, 5.36%, Maturing April 4, 2019	$625	$633,500

		$633,500

Automotive — 2.9%
CS Intermediate Holdco 2, LLC
Term Loan, 3.59%, Maturing October 26, 2023	$196	$198,222
FCA US, LLC
Term Loan, 3.25%, Maturing December 31, 2018	317	317,254
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	978	951,841
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	217	218,816
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	546	547,768
Sage Automotive Holdings, Inc.
Term Loan, Maturing October 27, 2022(2)	175	174,125
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	297	299,042
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	997	997,530
Visteon Corporation
Term Loan, 3.55%, Maturing April 9, 2021	160	161,119

		$3,865,717

Beverage and Tobacco — 0.6%
Constellation Brands Canada, Inc.
Term Loan, Maturing November 14, 2023(2)	$525	$529,922

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Beverage and Tobacco (continued)
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)	$500	$312,500

		$842,422

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	$199	$199,289
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	492	410,961
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	191	183,202

		$793,452

Building and Development — 2.6%
American Builders & Contractors Supply Co.
Term Loan, 3.50%, Maturing October 31, 2023	$600	$603,206
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	271	271,552
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	540	543,113
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	742	740,404
Quikrete Holdings, Inc.
Term Loan, Maturing November 15, 2023(2)	575	578,163
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	458	462,774
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	148	149,282
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	150	151,594

		$3,500,088

Business Equipment and Services — 11.5%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$758	$721,431
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	522	524,637
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	354	344,329
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	219	219,021
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	275	276,203

4	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	$1,482	$1,484,773
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	144	142,468
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019	244	243,750
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	323	325,426
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	498	358,706
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	195	49,684
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	364	19,425
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	1,607	1,583,443
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	680	682,742
First Data Corporation
Term Loan, 4.33%, Maturing July 8, 2022	653	656,696
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	118	116,881
Term Loan, 4.00%, Maturing November 6, 2020	773	764,761
Global Payments, Inc.
Term Loan, 3.03%, Maturing April 22, 2023	78	78,666
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	496	499,433
Information Resources, Inc.
Term Loan, 4.83%, Maturing September 30, 2020	814	816,332
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	931	931,733
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023	475	480,938
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023	1,400	1,404,113
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	318	293,688
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022	225	223,875
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	273	274,112
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022	499	503,114
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	784	777,782

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021	$288	$289,500
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	232	229,457

		$15,317,119

Cable and Satellite Television — 2.5%
Altice US Finance I Corporation
Term Loan, 3.88%, Maturing January 15, 2025	$275	$276,375
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021	198	199,728
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023	522	527,345
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024	658	660,362
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	220	221,278
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024	199	200,592
Telenet International Finance S.a.r.l.
Term Loan, 3.55%, Maturing January 31, 2025	475	474,703
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024	775	779,553

		$3,339,936

Chemicals and Plastics — 9.3%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	$74	$74,353
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,158	1,164,284
Emerald Performance Materials, LLC
Term Loan, 4.68%, Maturing August 1, 2021	120	121,029
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	150,281
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	38	38,231
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	231	231,172
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	516	520,989
Huntsman International, LLC
Term Loan, 3.50%, Maturing October 1, 2021	200	200,000
Term Loan, 3.75%, Maturing April 1, 2023	450	450,000

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	$1,604	$1,608,214
Term Loan, 4.25%, Maturing March 31, 2022	172	173,523
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	775	780,705
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	268	266,282
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	647	649,802
Term Loan, 5.00%, Maturing June 7, 2023	497	501,407
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	279	280,567
Orion Engineered Carbons GmbH
Term Loan, 3.84%, Maturing July 25, 2021	312	313,716
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022	124	125,175
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022	498	501,859
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	340	339,184
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	215	214,560
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,062	1,068,695
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,437	1,436,867
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	842	844,831
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022	395	397,222

		$12,452,948

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$393	$382,358

		$382,358

Containers and Glass Products — 4.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,333	$1,338,547
Term Loan, 3.50%, Maturing January 6, 2021	159	159,164
Term Loan, 3.75%, Maturing October 1, 2022	257	258,700
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	889	895,214

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	$94	$94,616
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	363	361,342
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023	2,429	2,440,344
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	770	773,120

		$6,321,047

Cosmetics / Toiletries — 0.8%
Coty, Inc.
Term Loan, 3.09%, Maturing October 27, 2022	$224	$223,630
Galleria Co.
Term Loan, 3.00%, Maturing January 26, 2023	450	452,250
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	396	397,485

		$1,073,365

Drugs — 5.6%
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	$261	$260,924
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	999	999,454
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023	400	400,833
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	220	219,855
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	670	667,321
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021	543	543,125
Term Loan, 5.50%, Maturing October 18, 2021	150	150,281
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	1,633	1,638,549
Mallinckrodt International Finance S.A.
Term Loan, 3.34%, Maturing March 19, 2021	390	388,990
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.25%, Maturing August 5, 2020	1,752	1,734,227
Term Loan, 5.50%, Maturing April 1, 2022	421	417,322

		$7,420,881

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023	$500	$501,094
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	793	800,641
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023	200	199,875

		$1,501,610

Electronics / Electrical — 15.3%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(4)	$567	$300,539
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021	324	325,644
Avago Technologies Cayman Ltd.
Term Loan, 3.54%, Maturing February 1, 2023	1,762	1,780,151
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022	475	479,691
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	191	185,841
CommScope, Inc.
Term Loan, 3.25%, Maturing December 29, 2022	248	249,199
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	272	275,183
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	98	97,997
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	70	70,794
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	216	210,807
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	928	927,847
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	969	976,285
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	880	883,506
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	200	197,125
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,054	2,052,777
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	768	752,800
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	540	539,796

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.63%, Maturing May 7, 2021	$197	$199,212
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	255	256,981
Term Loan, 4.50%, Maturing November 19, 2021	260	262,645
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	965	968,996
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	319	320,632
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	325	330,070
NXP B.V.
Term Loan, 3.41%, Maturing December 7, 2020	240	241,028
ON Semiconductor Corporation
Term Loan, 3.78%, Maturing March 31, 2023	275	276,833
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	860	859,616
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	275	276,805
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	51	50,443
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021	1,007	933,876
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	50	50,513
Term Loan, 4.00%, Maturing July 8, 2022	434	437,780
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	596	597,656
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	474	479,194
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	219	216,699
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	925	929,955
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	473	426,600
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	575	577,605
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	291	291,669
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	738	747,706
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021	431	434,100

		$20,472,596

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries — 4.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$882	$869,015
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	125	126,250
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	238	237,128
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023	1,083	1,089,515
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	61	56,479
NXT Capital, Inc.
Term Loan, Maturing November 22, 2022(2)	525	526,312
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	449	450,442
Outerwall, Inc.
Term Loan, 5.25%, Maturing September 27, 2023	100	101,208
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	675	677,391
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	745	747,274
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	467	470,029
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	1,098	1,035,057

		$6,386,100

Food Products — 3.4%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023	$590	$593,761
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	659	618,827
Dole Food Company, Inc.
Term Loan, 4.61%, Maturing November 1, 2018	1,467	1,474,715
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	201	200,066
JBS USA, LLC
Term Loan, 3.75%, Maturing September 18, 2020	412	412,765
Term Loan, 4.00%, Maturing October 30, 2022	174	173,831
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023	202	204,726
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023	923	924,706

		$4,603,397

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$1,217	$1,225,575
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023	100	101,250
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	600	604,688
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	404	411,062
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020	484	370,038
Yum! Brands, Inc.
Term Loan, 3.30%, Maturing June 16, 2023	249	251,962

		$2,964,575

Food / Drug Retailers — 2.5%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	$316	$317,009
Term Loan, 4.75%, Maturing December 21, 2022	499	501,649
Term Loan, 4.75%, Maturing June 22, 2023	1,086	1,091,938
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,415	1,421,849

		$3,332,445

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing October 27, 2023	$250	$251,250

		$251,250

Health Care — 14.5%
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	$248	$250,042
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	219	221,120
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	414	409,077
AmSurg Corp.
Term Loan, 5.25%, Maturing July 16, 2021	147	146,873
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	124	123,905
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	197	198,730
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	200	200,000

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	$704	$691,520
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	53	53,087
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	523	526,498
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	223	212,169
Term Loan, 4.00%, Maturing January 27, 2021	411	388,296
Convatec, Inc.
Term Loan, Maturing October 10, 2023(2)	150	150,563
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	241	239,477
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	543	522,758
Envision Healthcare Corporation
Term Loan, 5.75%, Maturing May 25, 2018	1,450	1,453,401
Term Loan, Maturing November 9, 2023(2)	1,475	1,479,609
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	141	141,815
Term Loan, 4.25%, Maturing August 30, 2020	466	468,627
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	500	498,958
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	272	274,386
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	470	468,222
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	774	765,163
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	251	250,938
inVentiv Health, Inc.
Term Loan, Maturing November 9, 2023(2)	800	798,813
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,364	1,350,375
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	1,452	1,428,383
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	397	400,054
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	301	296,089
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	1,274	1,289,648
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	219	215,255

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	$146	$146,410
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	98	58,119
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	605	541,353
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	404	363,306
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	607	595,852
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	747	752,412
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	175	175,438
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023	350	351,167
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	173	173,029
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	295	294,750

		$19,365,687

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, Maturing November 8, 2023(2)	$1,075	$1,072,505

		$1,072,505

Industrial Equipment — 7.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$955	$942,815
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	109	104,408
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	201	202,040
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	701	702,484
Term Loan, 5.50%, Maturing January 15, 2021	149	150,090
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	46	45,872
Term Loan, Maturing November 21, 2020(2)	104	104,534
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,858	1,806,973
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	1,357	1,349,734

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	$707	$706,972
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020	297	298,787
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	423	381,990
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	1,963	1,969,171
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	342	342,307
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	358	330,388

		$9,438,565

Insurance — 5.2%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022	$494	$494,470
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	1,738	1,749,879
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	273	275,131
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023	175	176,313
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	71	71,546
Term Loan, 5.00%, Maturing August 4, 2022	1,416	1,426,533
Term Loan, 4.75%, Maturing November 3, 2023	425	428,519
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	277,234
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	587	497,444
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	728	728,219
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	872	872,627

		$6,997,915

Leisure Goods / Activities / Movies — 3.6%
AMC Entertainment, Inc.
Term Loan, Maturing December 15, 2023(2)	$125	$125,937
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	525	526,641
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	1,100	1,104,354

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bright Horizons Family Solutions, Inc.
Term Loan, 3.50%, Maturing November 30, 2023	$125	$125,547
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	99	99,681
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	87	87,012
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	56	56,711
Term Loan, 5.50%, Maturing May 8, 2021	437	439,508
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	346	346,219
Match Group, Inc.
Term Loan, 7.00%, Maturing November 16, 2022	146	147,712
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	293	293,239
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	644	648,516
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	294	289,650
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	450	453,891

		$4,744,618

Lodging and Casinos — 3.4%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$859	$860,166
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	53	52,500
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	38	38,301
Term Loan, 3.53%, Maturing September 15, 2023	200	201,500
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	164	165,839
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023	325	327,810
Four Seasons Holdings, Inc.
Term Loan, Maturing November 21, 2023(2)	225	227,156
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	27	27,388
Term Loan, 4.50%, Maturing November 21, 2019	63	63,905
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	101	101,877
Term Loan, 3.08%, Maturing October 25, 2023	1,036	1,044,050
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	247	246,240

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.50%, Maturing April 25, 2023	$473	$474,841
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	97	97,091
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	294	297,078
Term Loan, 5.83%, Maturing October 1, 2021	221	223,187
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	97	97,243

		$4,546,172

Nonferrous Metals / Minerals — 1.9%
Arch Coal, Inc.
Term Loan, 10.00%, Maturing June 15, 2021	$252	$257,002
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	173	173,379
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	485	465,600
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	200	201,120
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	489	444,364
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(4)	278	40,007
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	691	693,554
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	123	123,334
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	171,500

		$2,569,860

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$468	$237,338
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	799	770,854
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	203	204,702
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	245	244,081
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	44	31,775

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	$245	$223,107
Term Loan, 8.00%, Maturing August 31, 2020	50	44,000
Term Loan, 8.38%, Maturing September 30, 2020	66	52,535
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	109	62,628
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	222	82,209
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	824	467,421
Sheridan Investment Partners II L.P.
Term Loan, 4.40%, Maturing December 16, 2020	184	141,467
Term Loan, 4.44%, Maturing December 16, 2020	10	7,339
Term Loan, 4.44%, Maturing December 16, 2020	26	19,679
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	97	82,674
Term Loan, 4.25%, Maturing October 1, 2019	159	135,353
Term Loan, 4.25%, Maturing October 1, 2019	1,202	1,021,467
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	14	10,403
Tervita Corporation
Term Loan, 7.50%, Maturing May 15, 2018	262	259,748

		$4,098,780

Publishing — 3.0%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	$316	$317,543
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,631	1,414,547
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	962	953,462
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	275	275,000
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	148	141,355
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	421	422,111
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	316	312,094
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	200	197,000

		$4,033,112

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television — 3.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$119	$117,111
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	516	473,861
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	311	313,440
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	657,513
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023	250	251,875
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	837	835,621
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	149	147,076
iHeartCommunications, Inc.
Term Loan, 7.36%, Maturing January 30, 2019	500	386,875
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	104	104,573
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	500	500,625
Term Loan, 4.00%, Maturing March 1, 2020	1,450	1,452,233

		$5,240,803

Retailers (Except Food and Drug) — 5.4%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$566	$564,336
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	41	40,184
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	475	410,703
Evergreen Acqco 1 L.P.
Term Loan, Maturing July 9, 2019(2)	325	302,521
Harbor Freight Tools USA, Inc.
Term Loan, 4.14%, Maturing August 19, 2023	623	629,060
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	756	490,527
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	220	218,293
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023	954	960,942
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	571	520,163
Party City Holdings, Inc.
Term Loan, 4.20%, Maturing August 19, 2022	641	643,472

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	$1,207	$1,211,492
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	529	507,675
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	122	109,358
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	451	431,801
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	225	223,172

		$7,263,699

Steel — 1.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$1,107	$1,109,026
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	383	381,426
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	873	877,767

		$2,368,219

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	$249	$249,282
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)	6	6,291
Term Loan, 4.00%, Maturing July 31, 2022	28	27,578
Term Loan, 4.00%, Maturing July 31, 2022	90	89,808
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	390	328,412

		$701,371

Telecommunications — 3.4%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	$1,450	$1,400,285
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	419	398,740
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	179	180,744
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,030	931,418
Telesat Canada
Term Loan, 4.50%, Maturing November 17, 2023	1,175	1,179,896

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	$137	$137,054
Term Loan, 3.50%, Maturing January 15, 2022	231	231,262
Term Loan, 3.70%, Maturing January 15, 2022	43	42,587

		$4,501,986

Utilities — 3.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.34%, Maturing January 31, 2022	$146	$144,955
Calpine Corporation
Term Loan, Maturing November 4, 2017(2)	200	200,250
Term Loan, 3.59%, Maturing May 27, 2022	815	817,615
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	774	775,048
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	28,270
Term Loan, 5.00%, Maturing December 19, 2021	635	631,267
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	243	234,705
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	540	482,897
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	568	502,514
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	326	328,124

		$4,145,645

Total Senior Floating-Rate Loans (identified cost $184,354,849)		$180,900,909

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.69%, Maturing 10/10/47(6)	$100	$75,994
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D, 4.11%, Maturing 9/15/47(6)(7)	100	80,311

Total Commercial Mortgage-Backed Securities (identified cost $173,571)		$156,305

Corporate Bonds & Notes — 9.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.4%
Bombardier, Inc.
7.45%, 5/1/34(6)		640	$528,000

			$528,000

Banks and Thrifts — 0.5%
Australia and New Zealand Banking Group, Ltd.
3.75%, 7/25/19(8)	AUD	640	$484,425
JPMorgan Chase & Co.
4.25%, 11/2/18	NZD	255	183,588

			$668,013

Building and Development — 0.4%
MDC Holdings, Inc.
6.00%, 1/15/43		533	$463,710

			$463,710

Capital Goods — 0.4%
Valmont Industries, Inc.
5.00%, 10/1/44		550	$481,776

			$481,776

Chemicals — 0.5%
CF Industries, Inc.
4.95%, 6/1/43		820	$653,950

			$653,950

Computers — 0.6%
Seagate HDD Cayman
4.875%, 6/1/27		830	$729,157

			$729,157

Diversified Financial Services — 1.1%
Jefferies Group, LLC
6.50%, 1/20/43		770	$766,328
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(6)		730	664,382

			$1,430,710

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Engineering & Construction — 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/23(6)	556	$133,458

		$133,458

Food / Drug Retailers — 0.3%
ESAL GmbH
6.25%, 2/5/23(6)	450	$432,225

		$432,225

Manufacturing — 0.3%
Trinity Industries, Inc.
4.55%, 10/1/24	440	$420,850

		$420,850

Metals / Mining — 1.1%
Cliffs Natural Resources, Inc.
8.00%, 9/30/20(6)	320	$331,200
Freeport-McMoRan, Inc.
5.45%, 3/15/43	750	645,000
Southern Copper Corp.
5.25%, 11/8/42	575	523,412

		$1,499,612

Nonferrous Metals / Minerals — 0.8%
Teck Resources, Ltd.
5.20%, 3/1/42	1,150	$1,046,500
5.40%, 2/1/43	71	64,610

		$1,111,110

Oil and Gas — 2.1%
Continental Resources, Inc.
3.80%, 6/1/24	475	$441,750
Ecopetrol SA
5.875%, 5/28/45	450	369,000
Ensco PLC
5.20%, 3/15/25	706	573,625
Petrobras Global Finance BV
5.625%, 5/20/43	905	647,075
Rowan Cos., Inc.
4.875%, 6/1/22	396	344,520
5.40%, 12/1/42	675	483,907

		$2,859,877

Security		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 1.2%
JC Penney Corp., Inc.
6.375%, 10/15/36		670	$549,400
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		670	544,066
Signet UK Finance PLC
4.70%, 6/15/24		600	568,006

			$1,661,472

Telecommunications — 0.1%
Oi Brasil Holdings Cooperatief UA
5.75%, 2/10/22(4)(6)		425	$122,188

			$122,188

Total Corporate Bonds & Notes (identified cost $13,036,372)			$13,196,108

Foreign Government Bonds — 2.5%

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.4%
Nota do Tesouro Nacional
10.00%, 1/1/25	BRL	2,150	$582,303

			$582,303

Canada — 0.6%
Canada Housing Trust
3.80%, 6/15/21(6)	CAD	900	$740,776

			$740,776

Ecuador — 0.2%
Republic of Ecuador
7.95%, 6/20/24(6)	USD	310	$286,750

			$286,750

Mexico — 0.3%
Mexican Bonos
8.50%, 12/13/18	MXN	8,030	$404,785

			$404,785

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.0%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$305,148
International Bank for Reconstruction & Development
3.50%, 1/22/21	NZD	425	305,860
International Finance Corp.
7.80%, 6/3/19	INR	24,990	382,779
8.25%, 6/10/21	INR	18,100	291,850

			$1,285,637

Total Foreign Government Bonds (identified cost $3,291,648)			$3,300,251

Convertible Bonds — 1.1%
Security		Principal Amount (000’s omitted)	Value

Home Builders — 0.2%
CalAtlantic Group, Inc.
1.25%, 8/1/32		$210	$219,188

			$219,188

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$396,750

			$396,750

Oil & Gas — 0.4%
Ascent Resources - Utica, LLC
3.50%, 3/1/21(6)(9)		$211	$72,094
Whiting Petroleum Corp.
1.25%, 4/1/20		525	460,687

			$532,781

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(6)		$250	$313,125

			$313,125

Total Convertible Bonds (identified cost $1,713,218)			$1,461,844

Common Stocks — 4.4%

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(11)	2,334,705	$1,634
RCS Capital Corp.(3)(10)(11)	6,066	54,594

		$56,228

Diversified Financial Services — 0.4%
Medley Capital Corp.	74,500	$583,335

		$583,335

Electronics / Electrical — 0.2%
Intel Corp.	9,000	$312,300

		$312,300

Financial Services — 0.2%
Bank of America Corp.	7,600	$160,512
Regions Financial Corp.	10,000	135,400

		$295,912

Health Care — 0.0%(12)
New Millennium Holdco, Inc.(10)(11)	10,394	$21,654

		$21,654

Investment Companies — 2.3%
Ares Capital Corp.	59,000	$946,360
PennantPark Investment Corp.	72,837	541,907
Solar Capital, Ltd.	43,000	870,750
THL Credit, Inc.	67,000	690,770

		$3,049,787

IT Services — 0.2%
International Business Machines Corp.	1,640	$266,041

		$266,041

Nonferrous Metals / Minerals — 0.4%
Cliffs Natural Resources, Inc.(10)	45,260	$398,740
Freeport-McMoRan, Inc.	4,945	75,906

		$474,646

Oil and Gas — 0.2%
California Resources Corp.(10)	31	$539

Royal Dutch Shell PLC, Class B, ADR	5,150	278,976

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas (continued)
Southcross Holdings Group, LLC(3)(10)(11)	15	$0
Southcross Holdings L.P., Class A(10)(11)	15	5,600

		$285,115

Retail — 0.4%
Signet Jewelers, Ltd.	6,300	$575,127

		$575,127

Total Common Stocks (identified cost $7,520,663)		$5,920,145

Convertible Preferred Stocks — 1.4%

Security	Shares	Value

Business Equipment and Services — 0.0%(12)
Education Management Corp., Series A-1, 7.50%(3)(10)(11)	2,597	$727

		$727

Oil & Gas — 0.9%
Chesapeake Energy Corp., 5.75%	2,240	$1,209,600

		$1,209,600

Real Estate Investment Trusts (REITs) — 0.5%
iStar, Inc., Series J, 4.50%	11,500	$615,250

		$615,250

Total Convertible Preferred Stocks (identified cost $1,859,013)		$1,825,577

Short-Term Investments — 2.2%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(13)	2,931,000	$2,931,587

Total Short-Term Investments (identified cost $2,931,587)		$2,931,587

Total Investments — 157.0% (identified cost $214,880,921)		$209,692,726

Less Unfunded Loan Commitments — (0.0)%(12)		$(6,303)

Net Investments — 157.0% (identified cost $214,874,618)		$209,686,423

Notes Payable — (38.2)%		$(51,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (14.2)%		$(19,000,000)

Other Assets, Less Liabilities — (4.6)%		$(6,083,927)

Net Assets Applicable to Common Shares — 100.0%		$133,602,496

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after November 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Portfolio of Investments (Unaudited) — continued

aggregate value of these securities is $3,780,503 or 2.8% of the Fund’s net assets applicable to common shares.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at November 30, 2016.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2016, the aggregate value of these securities is $484,425 or 0.4% of the Fund’s net assets applicable to common shares.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt
PIK	–	Payment In Kind

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
IDR	–	Indonesian Rupiah

INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
USD	–	United States Dollar

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2016
Unaffiliated investments, at value (identified cost, $211,943,031)	$206,754,836
Affiliated investment, at value (identified cost, $2,931,587)	2,931,587
Cash	913,300
Interest and dividends receivable	1,237,157
Receivable for investments sold	325,281
Prepaid upfront fees on variable rate term preferred shares	89,982
Prepaid upfront fees on notes payable	15,500
Prepaid expenses	4,382
Total assets	$212,272,025

Liabilities
Notes payable	$51,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $101,918)	18,898,082
Payable for investments purchased	8,368,603
Payable to affiliates:
Investment adviser fee	123,739
Trustees’ fees	1,759
Interest expense and fees payable	152,865
Accrued expenses	124,481
Total liabilities	$78,669,529
Net assets applicable to common shares	$133,602,496

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064
Additional paid-in capital	144,430,268
Accumulated net realized loss	(5,508,950)
Accumulated distributions in excess of net investment income	(204,562)
Net unrealized depreciation	(5,190,324)
Net assets applicable to common shares	$133,602,496

Net Asset Value Per Common Share
($133,602,496 ÷ 7,606,422 common shares issued and outstanding)	$17.56

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2016
Interest and other income	$5,072,485
Dividends	250,065
Interest allocated from/dividends from affiliated investment	11,135
Expenses allocated from affiliated investment	(195)
Total investment income	$5,333,490

Expenses
Investment adviser fee	$743,807
Trustees’ fees and expenses	5,282
Custodian fee	73,076
Transfer and dividend disbursing agent fees	9,152
Legal and accounting services	132,282
Printing and postage	11,821
Interest expense and fees	746,957
Miscellaneous	33,623
Total expenses	$1,756,000

Net investment income	$3,577,490

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(813,915)
Investment transactions in/allocated from affiliated investment	549
Foreign currency transactions	2,268
Net realized loss	$(811,098)
Change in unrealized appreciation (depreciation) —
Investments	$8,400,666
Foreign currency	(994)
Net change in unrealized appreciation (depreciation)	$8,399,672

Net realized and unrealized gain	$7,588,574

Net increase in net assets from operations	$11,166,064

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
From operations —
Net investment income	$3,577,490	$8,050,267
Net realized loss from investment and foreign currency transactions	(811,098)	(4,447,330)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,399,672	(8,700,773)
Net increase (decrease) in net assets from operations	$11,166,064	$(5,097,836)
Distributions to common shareholders —
From net investment income	$(3,894,488)	$(8,473,554)
Total distributions to common shareholders	$(3,894,488)	$(8,473,554)

Net increase (decrease) in net assets	$7,271,576	$(13,571,390)

Net Assets Applicable to Common Shares
At beginning of period	$126,330,920	$139,902,310
At end of period	$133,602,496	$126,330,920

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(204,562)	$112,436

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2016
Net increase in net assets from operations	$11,166,064
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(54,163,969)
Investments sold and principal repayments	53,963,156
Decrease in short-term investments, net	283,483
Net amortization/accretion of premium (discount)	(243,122)
Amortization of prepaid upfront fees on variable rate term preferred shares	91,745
Amortization of deferred debt issuance costs on variable rate term preferred shares	17,000
Amortization of prepaid upfront fees on notes payable	27,084
Decrease in interest and dividends receivable	138,973
Decrease in interest receivable from affiliated investment	1,677
Decrease in prepaid expenses	944
Decrease in payable to affiliate for investment adviser fee	(778)
Decrease in payable to affiliate for Trustees’ fees	(49)
Increase in interest expense and fees payable	54,904
Increase in accrued expenses	13,486
Decrease in unfunded loan commitments	(5,107)
Net change in unrealized (appreciation) depreciation from investments	(8,400,666)
Net realized loss from investments	813,366
Net cash provided by operating activities	$3,758,191

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,894,488)
Payment of prepaid upfront fees on variable rate term preferred shares	(122,000)
Payment of deferred debt issuance costs on variable rate term preferred shares	(107,733)
Redemption of variable rate term preferred shares	(17,000,000)
Proceeds from notes payable	22,000,000
Repayments of notes payable	(5,000,000)
Net cash used in financing activities	$(4,124,221)

Net decrease in cash	$(366,030)

Cash at beginning of period	$1,279,330

Cash at end of period	$913,300

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$797,142

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31,		Period Ended May 31, 2014(1)
			2016	2015
Net asset value — Beginning of period (Common shares)	$16.610		$18.390	$19.560	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.470		$1.058	$1.114	$0.989
Net realized and unrealized gain (loss)	0.992		(1.724)	(0.867)	0.511

Total income (loss) from operations	$1.462		$(0.666)	$0.247	$1.500

Less Distributions to Common Shareholders
From net investment income	$(0.512)		$(1.114)	$(1.134)	$(0.974)
From net realized gain	—		—	(0.283)	—

Total distributions to common shareholders	$(0.512)		$(1.114)	$(1.417)	$(0.974)

Common shares offering costs charged to paid-in capital(3)	$—		$—	$—	$(0.041)

Discount related to exercise of underwriters’ over-allotment option(3)	$—		$—	$—	$(0.025)

Net asset value — End of period (Common shares)	$17.560		$16.610	$18.390	$19.560

Market value — End of period (Common shares)	$16.370		$15.240	$16.970	$17.950

Total Investment Return on Net Asset Value(4)	9.22	%(5)	(2.60)%	2.15%	8.00	%(5)(6)

Total Investment Return on Market Value(4)	10.97	%(5)	(3.15)%	2.71%	(0.89	)%(5)(6)

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2016 (Unaudited)		Year Ended May 31,		Period Ended May 31, 2014(1)
Ratios/Supplemental Data			2016	2015
Net assets applicable to common shares, end of period (000’s omitted)	$133,602		$126,331	$139,902	$148,770
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees(7)	1.54	%(8)	1.63%	1.55%	1.54	%(8)
Interest and fee expense(9)	1.14	%(8)	0.99%	0.84%	0.76	%(8)
Total expenses(7)	2.68	%(8)	2.62%	2.39%	2.30	%(8)
Net investment income	5.46	%(8)	6.35%	5.91%	5.49	%(8)
Portfolio Turnover	27	%(5)	29%	28%	37	%(5)
Senior Securities:
Total notes payable outstanding (in 000’s)	$51,000		$34,000	$54,000	$54,000
Asset coverage per $1,000 of notes payable(10)	$3,990		$5,774	$4,257	$4,422
Total preferred shares outstanding(11)	190		360	360	360
Asset coverage per preferred share(11)(12)	$290,715		$280,473	$255,447	$265,300
Involuntary liquidation preference per preferred share(11)	$100,000		$100,000	$100,000	$100,000
Approximate market value per preferred share(11)	$100,000		$100,000	$100,000	$100,000

(1)	For the period from the start of business, June 28, 2013, to May 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)	Not annualized.

(6)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholders on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Interest and fee expense relates to variable rate term preferred shares and borrowings (see Note 2 and Note 7). Effective June 1, 2016, the ratio includes amortization of deferred debt issuance costs. For periods prior to June 1, 2016, amortization of deferred debt issuance costs was included in the ratio of expenses excluding interest and fees.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Preferred shares represent variable rate term preferred shares.

(12)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 291%, 280%, 255% and 265% at November 30, 2016 and May 31, 2016, 2015 and 2014, respectively.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31,		Period Ended May 31, 2014
		2016	2015
Expenses excluding interest and fees	1.02%	0.99%	0.95%	0.98%
Interest and fee expense	0.75%	0.60%	0.52%	0.49%
Total expenses	1.77%	1.59%	1.47%	1.47%
Net investment income	3.61%	3.87%	3.63%	3.52%

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

24

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

J  Interim Financial Statements — The interim financial statements relating to November 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

K  New Accounting Pronouncement — During the six months ended November 30, 2016, the Fund adopted the FASB’s Accounting Standards Update No. 2015-03 which provides guidance to simplify the presentation of debt issuance costs and became effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Pursuant to the new standard, the Fund is required to present debt issuance costs in its Statement of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Fund as a deferred asset. This change in accounting had no impact on the Fund’s net assets.

2  Variable Rate Term Preferred Shares

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit). Variable rate term preferred shares are a form of preferred shares that represent stock of the Fund. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share. The Series C-1 VRTP Shares also had an original mandatory redemption date of July 8, 2016 that had been extended on December 22, 2015 to January 8, 2017 upon consent of the

25

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

holders of the Series C-1 VRTP Shares and approval of the Fund’s Board of Trustees. During the six months ended November 30, 2016, the redemption date was further extended to April 8, 2017.

On September 30, 2016, the Fund made a partial redemption of its Series C-1 VRTP Shares at a liquidation price of $100,000 per share, the financing for which was provided by a committed financing arrangement (see Note 7). The number of Series C-1 VRTP Shares redeemed and redemption amount (excluding the final dividend payment) during the six months ended November 30, 2016 are as follows:

Series C-1 VRTP Shares Redeemed During the Period	170
Redemption Amount	$17,000,000

Upon completion of the partial redemption of the Series C-1 VRTP Shares, the remaining 190 Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) on September 30, 2016 as permitted by the Fund’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. In addition, beginning one year after the date of the transfer, the Assignee is permitted to accelerate the redemption date of the Series L-2 VRTP Shares to 365 days following delivery of a redemption notice to the Fund. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR (spread of 1.20% to one-month LIBOR prior to September 30, 2016 for the Series C-1 VRTP Shares). Such spread to the cost of funding is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investor Service.

The Series L-2 VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Fund is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on each series of variable rate term preferred shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Fund paid an upfront fee of $95,000 and debt issuance costs of $107,733, both of which are being amortized to interest expense and fees over a period of three years to September 30, 2019. The unamortized amount of the debt issuance costs as of November 30, 2016 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities. Also included in interest expense and fees for the six months ended November 30, 2016 is amortization of $97,912 of deferred debt issuance costs incurred in connection with the initial offering of the Series C-1 VRTP Shares and upfront fees paid in connection with the extensions of the redemption date prior to the transfer of the Series C-1 VRTP Shares to the Assignee which are fully amortized as of November 30, 2016.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2016 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2016. The average liquidation preference of the variable rate term preferred shares during the six months ended November 30, 2016 was $30,240,437.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable monthly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2016 was 2.78%. The amount of dividends accrued and the average annual dividend rate of the variable rate term preferred shares during the six months ended November 30, 2016 were $309,969 and 2.04%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

26

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

At May 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $4,576,891 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2016, $529,028 are short-term and $4,047,863 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$214,930,892

Gross unrealized appreciation	$2,744,472
Gross unrealized depreciation	(7,988,941)

Net unrealized depreciation	$(5,244,469)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended November 30, 2016, the Fund’s investment adviser fee amounted to $743,807. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $59,035,943 and $53,607,617, respectively, for the six months ended November 30, 2016.

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended November 30, 2016 and the year ended May 31, 2016.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended November 30, 2016 and the year ended May 31, 2016.

7  Revolving Credit and Security Agreement

The Fund has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $64 million ($54 million prior to September 30, 2016). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 13, 2017, the Fund also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended November 30, 2016 totaled $169,942 and are included in interest expense and fees on the Statement of Operations. The Fund also paid an upfront fee of $54,000, which is being amortized to interest expense and fees over a period of one year through March 13, 2017. The unamortized balance at November 30, 2016 is $15,500 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2016, the Fund had borrowings outstanding under the Agreement of $51,000,000 at an interest rate of 0.81%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2016 approximated its fair value. If measured at fair

27

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2016. For the six months ended November 30, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $37,049,180 and 0.71%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$180,485,620	$408,986	$180,894,606
Commercial Mortgage-Backed Securities	—	156,305	—	156,305
Corporate Bonds & Notes	—	13,196,108	—	13,196,108
Foreign Government Bonds	—	3,300,251	—	3,300,251
Convertible Bonds	—	1,461,844	—	1,461,844
Common Stocks	5,836,663	27,254	56,228	5,920,145
Convertible Preferred Stocks	—	1,824,850	727	1,825,577
Short-Term Investments	—	2,931,587	—	2,931,587

Total Investments	$5,836,663	$203,383,819	$465,941	$209,686,423

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

28

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2016 is not presented.

At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

29

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Plus Fund

Scott H. Page

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Plus Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2016, Fund records indicate that there are 3 registered shareholders and approximately 4,154 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFF.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724     11.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 20, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017